CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 102.5	$ 108.0
Restricted cash	0.1	2.5
Prepaid expenses	11.0	9.6
Deferred mobilization and contract preparation cost	39.4	38.4
Accrued revenue	73.7	57.4
Other current assets	32.0	25.4
Total current assets	409.9	349.9
Non-current assets
Non-current restricted cash	0.0	8.0
Property, plant and equipment	3.5	3.9
Newbuildings	5.4	3.5
Jack-up drilling rigs, net	2,578.3	2,589.1
Equity method investments	15.7	20.6
Other non-current assets	67.3	26.7
Total non-current assets	2,670.2	2,651.8
Total assets	3,080.1	3,001.7
Current liabilities
Trade payables	35.5	47.7
Accrued expenses	77.0	80.8
Short-term accrued interest and other items	42.3	77.7
Short-term debt	82.9	445.9
Short-term deferred mobilization, demobilization and other revenue	59.5	57.3
Other current liabilities	63.2	36.2
Total current liabilities	360.4	745.6
Non-current liabilities
Long-term accrued interest and other items	0.0	29.7
Long-term debt	1,618.8	1,191.1
Long-term deferred mobilization, demobilization and other revenue	56.6	68.7
Other non-current liabilities	5.8	14.3
Onerous contracts	54.5	54.5
Total non-current liabilities	1,735.7	1,358.3
Total liabilities	2,096.1	2,103.9
Commitments and contingencies
Stockholders’ equity
Share Capital - Common shares of par value $0.10 per share: authorized 315,000,000 (2022: 255,000,000), issued 264,080,391 (2022: 229,263,598) and outstanding 252,582,036 (2022: 228,948,087) shares	26.5	23.0
Treasury shares	(8.9)	(9.8)
Additional paid in capital	337.2	2,265.6
Contributed surplus	1,988.1	0.0
Accumulated deficit	(1,358.9)	(1,381.0)
Total equity	984.0	897.8
Total liabilities and equity	3,080.1	3,001.7
Nonrelated party
Current assets
Trade receivables, net	56.2	43.0
Related party
Current assets
Trade receivables, net	$ 95.0	$ 65.6